Subsequent Events (Details)				1 Months Ended					2 Months Ended	12 Months Ended
	Apr. 08, 2022 USD ($) shares	Mar. 14, 2022 USD ($)	Mar. 10, 2022 shares	Aug. 18, 2022 $ / shares	Mar. 30, 2022 shares	Feb. 18, 2022 USD ($) shares	Feb. 16, 2022 $ / shares	Jan. 31, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Jan. 13, 2022 shares
Subsequent Events (Details) [Line Items]
Aggregate of principal amount (in Dollars) | $								$ 529,411
Initial public offering, description							each unit consisting of one share of common stock, a series A warrant to purchase one share of common stock and a series B warrant to purchase one share of common stock. Pursuant to the underwriting agreement, the Company agreed to sell 1,440,000 units to the underwriters, at a purchase price per unit of $9.10 (the offering price to the public of $10.00 per unit minus the underwriters’ discount), and also agreed to grant to the underwriters a 45-day option to purchase up to 216,000 additional shares of common stock, up to 216,000 additional series A warrants, and/or up to 216,000 additional series B warrants, in any combination thereof, at a purchase price to the public of $9.98 per share and $0.01 per warrant, less underwriting discounts and commissions, solely to cover over-allotments, if any.
Total gross proceeds (in Dollars) | $						$ 14,404,128
Net proceeds (in Dollars) | $						$ 12,763,000
Expire date of issuance						5 years
Exercise price per share (in Dollars per share) | $ / shares				$ 6.25
Common stock exercise shares issued					1,437,730
Shares of common stock								90,000
Investment amount (in Dollars) | $								$ 5
Total gross proceeds (in Dollars) | $								$ 450,000
Original issue discount								15.00%
Additionally bore interest								15.00%
Effective of initial public offering price				125%
Repaid of loans (in Dollars) | $									$ 4,530,912
Principal amount (in Dollars) | $						$ 500,000
Additional shares of common stock						57,223
Aggregate shares of common stock						2,179,269
Restricted stock awards for an aggregate shares			877,000
Shares vested date of grant			677,000
Remaining vested shares			200,000
Vested term			1 year
Percentage of cash										50.00%
Percentage of convertible promissory notes										25.00%
Percentage of non-convertible promissory notes										25.00%
Amount exceeds (in Dollars) | $										$ 150,000
Percentage of purchase price										15.00%
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price (in Dollars) | $		$ 9,750,000
Cash (in Dollars) | $		4,875,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Sold shares of common stock						1,440,000
The 2020 Plan [Member]
Subsequent Events (Details) [Line Items]
Shares vested date of grant			547,000
The 2022 Plan [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock											2,000,000
Shares vested date of grant			330,000
Acquisition of Nexus [Member]
Subsequent Events (Details) [Line Items]
Secured subordinated convertible promissory note, percentage						0.05
Principal amount (in Dollars) | $						$ 1,900,000
Converted shares of common stock						386,460
Acquisition of DSO [Member]
Subsequent Events (Details) [Line Items]
Secured subordinated convertible promissory note, percentage						0.06
Principal amount (in Dollars) | $						$ 3,000,000
Converted shares of common stock						623,200
Issuances of Common Stock [Member]
Subsequent Events (Details) [Line Items]
Converted shares of common stock						229,834
Warrant [Member]
Subsequent Events (Details) [Line Items]
Initial public offering, description							(i) 10 trading days from the issuance date of such warrant or (ii) the time when $10.0 million of volume is traded in the Company’s common stock, if the volume weighted average price of the common stock on any trading day on or after the date of issuance fails to exceed the exercise price of the series B warrant. In the event of a cashless exercise of the series B warrants as described in the preceding sentence, the aggregate number of shares of common stock issuable in such cashless exercise shall equal the product of (x) the aggregate number of shares of common stock that would be issuable upon exercise of the series B warrant in accordance with its terms if such exercise were by means of a cash exercise rather than a cashless exercise and (y) 1.00. The warrants also contain an exercise limitation, pursuant to which a holder will not have the right to exercise any portion of the warrant if the holder (together with its affiliates) would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, which such percentage may be increased or decreased to any other percentage not in excess of 9.99% upon 61 days’ notice to the Company.
Series A Warrants [Member]
Subsequent Events (Details) [Line Items]
Sold shares of common stock						1,646,390
Exercised the option and purchased						206,390
Exercise price per share (in Dollars per share) | $ / shares							$ 7
Series B Warrants [Member]
Subsequent Events (Details) [Line Items]
Sold shares of common stock						1,646,390
Exercised the option and purchased						206,390
Exercise price per share (in Dollars per share) | $ / shares							$ 10
Exercised on a cashless basis					1,437,730
Series A Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Series A convertible preferred stock										7,000
Series A convertible preferred stock remain outstanding										1,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sold shares of common stock	73,267
Aggregate of principal amount (in Dollars) | $	$ 73,727
Convertible Promissory Notes [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Convertible promissory notes (in Dollars) | $		2,437,500
Non-Convertible Promissory Notes [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Non-convertible promissory notes (in Dollars) | $		$ 2,437,500